CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (14,828)	$ (17,092)	$ (2,344)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	12,246	12,861	9,691
Loss from sale of property and equipment	82
Share-based compensation expense	2,562	1,662	2,053
Decrease (increase) in accrued severance pay and pensions, net	(418)	488	271
Decrease (increase) in trade receivables, net	(11,150)	9,345	4,533
Increase in other accounts receivable and prepaid expenses (including other long-term assets)	(6,976)	(6,661)	(2,086)
Decrease in operating lease right-of-use assets	5,713	5,121	5,348
Decrease (increase) in inventories	(11,908)	9,919	(9,475)
Increase (decrease) in trade payables	5,883	1,953	(15,933)
Increase in deferred revenues	1,672	2,988	4,150
Decrease (increase) in deferred tax assets, net	8,279	(173)	(258)
Decrease in operating lease liability	(4,620)	(5,112)	(5,114)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	(1,556)	1,946	(3,767)
Net cash provided by (used in) operating activities	(15,019)	17,245	(12,931)
Cash flows from investing activities:
Purchase of property and equipment	(9,383)	(6,077)	(11,592)
Proceeds from sale of property and equipment	200
Purchase of intangible assets	(212)	(412)	(3,274)
Proceeds from bank deposits			1,002
Net cash used in investing activities	(9,395)	(6,489)	(13,864)
Cash flows from financing activities:
Proceeds from (repayment of) bank credits and loans, net	9,800	(8,621)	14,600
Proceeds from exercise of stock options	4,730	1,237	602
Net cash provided by (used in) financing activities	14,530	(7,384)	15,202
Translation adjustments on cash and cash equivalents	(138)	(210)	(49)
Increase (decrease) in cash and cash equivalents	(10,022)	3,162	(11,642)
Cash and cash equivalents at the beginning of the year	27,101	23,939	35,581
Cash and cash equivalents at the end of the year	17,079	27,101	23,939
Supplemental disclosure of cash flow information:
Cash paid for income taxes	1,995	3,003	3,833
Cash paid for interest on bank loans	$ 1,280	$ 1,137	$ 1,796